Summary of Significant Accounting Policies (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Jun. 29, 2022	Jun. 29, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage			$ 250,000			$ 250,000
Maturity days			185 days		185 days	185 days
Effective tax rate			46.49%	0.00%	0.00%	6.50%
Statutory tax rate			$ 21	$ 21	$ 21	$ 21
Warrants issued (in Shares)						17,404,250
Offering costs			7,701,178			$ 7,701,178
Other offering costs			3,570,576
Offering costs expenses			$ 679,623			$ 258,548
Potential shares of common stock (in Shares)						17,404,250
Trust Account [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest income	$ 877,438	$ 8,447
Public Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						9,487,500
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)						7,347,500
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)			697,500
Underwriters (in Shares)			569,250			569,250
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs						$ 7,959,726
Underwriting fees						3,450,000
Representative's shares cost						3,570,576
Representative's warrants cost						259,527
Other offering costs						$ 679,623